15. Other Operating Income and Expense (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other operating income/expense that exceeded one percent of total revenues
(Dollars in thousands)
	2012	2011	2010
Visa debit card income	$2,092	1,783	1,570
Net appraisal management fee income	$737	375	326

Other operating expense for the years ended December 31, 2012, 2011 and 2010 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2012	2011	2010
Advertising	$695	660	714
FDIC insurance	$894	1,061	1,434
Visa debit card expense	$729	658	606
Telephone	$554	605	629
Foreclosure/OREO expense	$677	904	569
Internet banking expense	$593	509	445